Income tax - Summary of Reconciliation of Deferred Tax Assets/(Liabilities) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of deferred tax assets/(liabilities), net:
Net deferred tax (liabilities)/assets	€ 14,860	€ 4,523
Net additions from business combinations	0	(9,672)
Recognized within income tax expense	(201)	19,954
Foreign currency translation adjustment	(72)	55
Net deferred tax (liabilities)/assets	14,587	14,860
The deferred tax assets and liabilities relate to the following items:
Deferred tax assets	23,294	24,108
Deferred tax liabilities	(8,707)	(9,248)
Taxes arising on acquired intangible assets
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(6,483)	(10,740)
Intangible assets
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	0	10
Trade and other payables
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(644)	6,417
Tax loss carried forward
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	15,747	20,416
RSUs
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	1,413	0
Other assets and prepayments
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	€ 4,553	€ (1,244)